UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944
                                                      --------

                       OPPENHEIMER QUEST VALUE FUND, INC.
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

                                                                                            Shares                 Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.2%
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.7%
----------------------------------------------------------------------------------------------------------------------------------
MEDIA--7.6%
Liberty Global, Inc., Series A 1                                                            507,400    $       15,252,444
----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                          1,523,236            43,000,952
----------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                     639,970            14,879,303
                                                                                                       ---------------------
                                                                                                               73,132,699
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Circuit City Stores, Inc.                                                                   441,600             9,013,056
----------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                        312,718            11,692,526
                                                                                                       ---------------------
                                                                                                               20,705,582
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.6%
SUPERVALU, Inc.                                                                             408,600            15,518,628
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                212,250             9,614,925
                                                                                                       ---------------------
                                                                                                               25,133,553
----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
ConAgra Foods, Inc.                                                                         379,852             9,765,995
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.9%
Altria Group, Inc.                                                                          539,090            47,111,075
----------------------------------------------------------------------------------------------------------------------------------
ENERGY--8.3%
----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
Schlumberger Ltd.                                                                           159,890            10,151,416
----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.2%
Exxon Mobil Corp.                                                                           650,790            48,223,539
----------------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                              321,000            21,844,050
                                                                                                       ---------------------
                                                                                                               70,067,589
----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--28.9%
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.2%
E*TRADE Financial Corp. 1                                                                   861,010            20,991,424
----------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                      769,210            48,467,922
                                                                                                       ---------------------
                                                                                                               69,459,346
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.7%
Wachovia Corp.                                                                              810,450            45,790,425
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                         1,068,800            38,391,296
                                                                                                       ---------------------
                                                                                                               84,181,721
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--3.5%
Capital One Financial Corp.                                                                 244,830            19,684,332
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                   316,000            14,523,360
                                                                                                       ---------------------
                                                                                                               34,207,692
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Bank of America Corp.                                                                       479,710            25,223,152
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.8%
Everest Re Group Ltd.                                                                       402,760            37,698,336
----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                             307,570            10,734,193
----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                         272,820             8,143,677
                                                                                                       ---------------------
                                                                                                               56,576,206


                     1 | Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

                                                                                            Shares                 Value
----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Freddie Mac                                                                                 160,900    $       10,447,237
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.6%
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.2%
Medco Health Solutions, Inc. 1                                                              184,610            10,930,758
----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                           254,610            19,956,332
                                                                                                       ---------------------
                                                                                                               30,887,090
----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.4%
Abbott Laboratories                                                                          97,040             5,143,120
----------------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                            160,760             9,274,244
----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                      413,720            18,236,778
                                                                                                       ---------------------
                                                                                                               32,654,142
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.7%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.3%
Alliant Techsystems, Inc. 1                                                                 120,420             9,754,020
----------------------------------------------------------------------------------------------------------------------------------
KBR, Inc. 1                                                                                   8,980               210,401
----------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                      142,100             9,692,641
----------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                   87,760             2,688,089
----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   718,201            48,852,032
                                                                                                       ---------------------
                                                                                                               71,197,183
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.5%
Siemens AG, Sponsored ADR                                                                   389,500            43,129,335
----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
Navistar International Corp. 1                                                              426,760            18,879,862
----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.8%
----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Corning, Inc. 1                                                                             989,020            20,611,177
----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Hutchinson Technology, Inc. 1                                                               244,200             5,426,124
----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.2%
Texas Instruments, Inc.                                                                     671,328            20,938,720
----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.9%
Microsoft Corp.                                                                             316,300             9,761,018
----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                            1,625,812            11,787,137
----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                            230,600             6,133,960
----------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                                                   1,171,300            20,357,194
                                                                                                       ---------------------
                                                                                                               48,039,309
----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.2%
----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.2%
Martin Marietta Materials, Inc.                                                              96,260            11,110,329
----------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                        105,370            10,730,881
                                                                                                       ---------------------
                                                                                                               21,841,210
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Verizon Communications, Inc.                                                                265,230            10,216,660
----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Sprint Nextel Corp.                                                                         557,400             9,938,442

                     2 | Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED


                                                                                            Shares                 Value
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.4%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.5%
Exelon Corp.                                                                                483,240    $       28,989,568
----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                      316,410             4,708,181
                                                                                                       ---------------------
                                                                                                               33,697,749
----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.9%
CMS Energy Corp. 1                                                                          607,970            10,147,019
----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                  184,990             8,635,333
----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                               173,870             9,976,661
                                                                                                       ---------------------
                                                                                                               28,759,013
                                                                                                       ---------------------
Total Common Stocks (Cost $831,559,327)                                                                       932,379,279

                                                                                             Units
----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co. Wts., Exp. 6/16/11 1  (Cost $0)                                                 74,983             1,240,969

                                                                                            Shares
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.8%
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET--4.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%  3,4
(Cost $46,251,083)                                                                       46,251,083            46,251,083
----------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $877,810,410)                                                        979,871,331
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Principal
                                                                                            Amount
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.0% 5
----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.0%
Undivided interest of 0.32% in joint repurchase agreement (Principal
Amount/Value $2,850,000,000, with a maturity value of $2,850,418,792)
with Nomura Securities, 5.29%, dated 1/31/07, to be repurchased at $9,194,943 on
2/1/07, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-6/25/43,
with a value of $2,907,000,000                                                        $   9,193,592             9,193,592
----------------------------------------------------------------------------------------------------------------------------------

                     3 | Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  / UNAUDITED

Undivided interest of 2% in joint repurchase agreement (Principal Amount/Value
$500,000,000 with a maturity value of $500,074,340) with Credit Suisse First
Boston LLC, 5.3525%, dated 1/31/07, to be repurchased at $10,001,487 on
2/1/07, collateralized by Private Label CMOs, 0.00%-6.875%, 11/15/07-10/4/50,
with a value of $525,004,817                                                              10,000,000           10,000,000
                                                                                                       ---------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $19,193,592)                                                                                             19,193,592
----------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost
$897,004,002)                                                                                 103.1%          999,064,923
----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (3.1)          (30,021,847)
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0%   $      969,043,076
                                                                                 ===========================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Partial or fully-loaned security. See accompanying Notes.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                            Shares                                          Shares
                                                                       October 31,         Gross           Gross       January 31,
                                                                              2006     Additions      Reductions              2007
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%               27,864,283   156,171,924     137,785,124        46,251,083

                                                                                                               Dividend
                                                                                                Value            Income
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                              $   46,251,083       $   560,094



4. Rate shown is the 7-day yield as of January 31, 2007.
5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.



NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National

                     4 | Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

                     5 | Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED


The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of January 31, 2007, the Fund had on loan securities valued at $19,338,239, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value"

                     6 | Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /  UNAUDITED

and, when applicable, as "Receivable for Investments sold." Collateral of $19,193,592 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $      898,775,396
                                                      ===================

Gross unrealized appreciation                         $      108,351,655
Gross unrealized depreciation                                 (8,062,128)
                                                      -------------------
Net unrealized appreciation                           $      100,289,527
                                                      ===================



                     7 | Oppenheimer Quest Value Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Value Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007